Related parties (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of transactions between related parties [abstract]
Summary of Compensation to Key Management Personnel	Key management personnel compensation

	2020	2019
	€	€
Short term employee benefits	1,834,423	—
Post employee benefits	34,934	—
Share-based payments	860,117	—

Total	2,729,474	—